UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2008
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         K.A. MacGuire & Company, LLC
Address:      381 Boston Post Road
              Darien, CT  06820



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin MacGuire
Title:   President & CCO
Phone:   (203) 656-8177

Signature, Place, and Date of Signing:

/s/ Kevin MacGuire               Darien, CT                     January 26, 2009
------------------             ---------------------          ----------------
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              35
                                                 -------------

Form 13F Information Table Value Total:              $94,756
                                                 ---------------
                                                  (thousands)


                          K.A. MacGuire & Company, LLC

                                    Form 13F
                                   12/31/2008

                                                                                                                Voting Authority
                           Title of                   Value        Shrs or                   Investment         ----------------
Name of Issuer              Class         Cusip      (x$1000)      Prn Amt.      Shr/Prn     Discretion        Sole          None
--------------              -----         -----      --------      --------      -------     ----------        ----          ----
ALR Technologies             com        001630102           2       33,500        shr          sole           33,500              -
Adobe Systems                com        00724F101       1,134       53,250        shr          sole           24,950         28,300
Abbott Laboratories          com        002824100       3,786       70,948        shr          sole           43,448         27,500
Automatic Data               com        053015103       4,675      118,825        shr          sole           63,725         55,100
Bank of New York             com        064058100         231        8,149        shr          sole            2,489          5,660
Baxter Int'l.                com        071813109       5,037       94,000        shr          sole           46,800         47,200
Blackrock Floating           com        09255Y108         205       24,200        shr          sole           24,200              -
Boeing Co.                   com        097023105       1,470       34,450        shr          sole           16,650         17,800
CVS Caremark                 com        126650100       4,652      161,850        shr          sole           86,450         75,400
Capital One Financial        com        14040H105       2,354       73,825        shr          sole           34,975         38,850
Carnival Corp.               com        143658300       2,016       82,900        shr          sole           42,600         40,300
Comcast Corp.                com        20030N101         405       24,000        shr          sole                -         24,000
Comcast Corp.                com        20030N200       2,254      139,555        shr          sole           84,405         55,150
ConocoPhillips               com        20825C104         377        7,280        shr          sole            2,830          4,450
Credit Suisse                com        H3698D419         228        8,528        shr          sole            8,528              -
Exxon Mobil                  com        30231G102      14,769      185,002        shr          sole           50,075        134,927
Factset Research             com        303075105       3,146       71,110        shr          sole           44,310         26,800
General Dynamics             com        369550108       3,374       58,580        shr          sole           36,430         22,150
Ishares S&P 100              com        464287101         259        6,000        shr          sole                -          6,000
JP Morgan Chase              com        46625H100       3,828      121,397        shr          sole           70,897         50,500
Johnson & Johnson            com        478160104         292        4,884        shr          sole            4,884              -
Merck & Co.                  com        589331107       1,964       64,600        shr          sole           31,600         33,000
Morgan Stanley               com        617446448       1,247       77,750        shr          sole           41,550         36,200
Nabors Industries            com        G6359F103         427       35,700        shr          sole           35,700              -
The Pantry Inc               com        698657103       1,138       53,055        shr          sole           28,155         24,900
Pepsico Inc.                 com        713448108       3,426       62,550        shr          sole           31,650         30,900
Proctor & Gamble             com        742718109       5,784       93,565        shr          sole           51,675         41,890
SPDR 500 Tr.                 com        78462F103       3,006       33,310        shr          sole            2,310         31,000
SPDR Gold Tr.                com        78463V107       7,145       82,580        shr          sole           38,780         43,800
Schlumberger, Ltd            com        806857108       3,787       89,460        shr          sole           53,460         36,000
Smith International          com        832110100       1,938       84,660        shr          sole           50,660         34,000
3M Co.                       com        88579Y101         947       16,460        shr          sole                -         16,460
Tiffany & Co.                com        886547108       2,333       98,750        shr          sole           45,550         53,200
United Technologies          com        913017109       3,953       73,750        shr          sole           38,550         35,200
Williams Cos.                com        969457100       3,168      218,750        shr          sole          119,450         99,300